Document and Entity Information Document	Jul. 01, 2026
Document Information [Line Items]
Document Type	8-K/A
Document Period End Date	Jul. 01, 2026
Entity Registrant Name	American Water Works Company, Inc.
Entity File Number	001-34028
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	51-0063696
Entity Address, Address Line One	1 Water Street
Entity Address, City or Town	Camden
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08102-1658
City Area Code	856
Local Phone Number	955-4001
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	AWK
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001410636
Amendment Flag	true
Amendment Description	American Water Works Company, Inc. is filing this amendment to its Current Report on Form 8-K originally filed with the Securities and Exchange Commission on July 1, 2026 (the “Original Form 8-K”), solely to correct the “document period end date” element of the Original Form 8-K’s cover page XBRL tags, provided as noted below under Exhibit 104, which inadvertently referenced an incorrect date. No other changes have been made to the disclosures contained in Items 8.01 and 9.01 of the Original Form 8-K or Exhibit 99.1 thereto.